DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 HKD ($)
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses	$ 1,248,682			$ 682,068			$ 327,441
China
Defined Contribution Plan Disclosure [Line Items]
Total contributions | ¥		¥ 110,997			¥ 49,778
Hong Kong Plan
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses	$ 2,197			$ 1,414
SINGAPORE
Defined Contribution Plan Disclosure [Line Items]
Total contributions			$ 294			$ 5